West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	REAL ESTATE — 98.5%
	REITS-CELL TOWERS — 17.5%
5,700	American Tower Corp. - REIT	$1,362,642
15,000	Crown Castle International Corp. - REIT	2,581,950
8,850	SBA Communications Corp. - REIT	2,456,317
		6,400,909
	REITS-DATA CENTERS — 10.7%
5,200	Digital Realty Trust, Inc. - REIT	732,368
3,300	Equinix, Inc. - REIT	2,242,647
15,000	QTS Realty Trust, Inc. - Class A - REIT	930,600
		3,905,615
	REITS-DIVERSIFIED — 5.7%
30,000	Alexander & Baldwin, Inc. - REIT	503,700
25,000	American Assets Trust, Inc. - REIT	811,000
15,000	CTO Realty Growth, Inc. - REIT	780,150
		2,094,850
	REITS-HEALTH CARE — 9.3%
23,000	Healthcare Realty Trust, Inc. - REIT	697,360
24,000	Ventas, Inc. - REIT	1,280,160
20,000	Welltower, Inc. - REIT	1,432,600
		3,410,120
	REITS-INDUSTRIAL — 17.6%
39,000	Americold Realty Trust - REIT	1,500,330
50,000	Plymouth Industrial REIT, Inc. - REIT	842,500
28,500	Prologis, Inc. - REIT	3,021,000
21,000	Rexford Industrial Realty, Inc. - REIT	1,058,400
		6,422,230
	REITS-NET LEASE — 6.1%
38,000	Getty Realty Corp. - REIT	1,076,160
40,000	VICI Properties, Inc. - REIT	1,129,600
		2,205,760
	REITS-OFFICE PROPERTY — 4.4%
9,000	Boston Properties, Inc. - REIT	911,340
20,000	Cousins Properties, Inc. - REIT	707,000
		1,618,340

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-RESIDENTIAL — 24.1%
17,000	American Campus Communities, Inc. - REIT	$733,890
50,000	American Homes 4 Rent - REIT	1,667,000
4,700	AvalonBay Communities, Inc. - REIT	867,197
20,000	Camden Property Trust - REIT	2,198,200
4,000	Essex Property Trust, Inc. - REIT	1,087,360
52,000	Invitation Homes, Inc. - REIT	1,663,480
4,000	Sun Communities, Inc. - REIT	600,160
		8,817,287
	REITS-STORAGE — 3.1%
13,000	Life Storage, Inc. - REIT	1,117,350
	TOTAL COMMON STOCKS
	(Cost $26,117,086)	35,992,461

Principal Amount
	SHORT-TERM INVESTMENTS — 1.9%
$717,283	UMB Money Market Fiduciary, 0.01%[1]	717,283
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $717,283)	717,283
	TOTAL INVESTMENTS — 100.4%
	(Cost $26,834,369)	36,709,744
	Liabilities in Excess of Other Assets — (0.4)%	(160,245)
	TOTAL NET ASSETS — 100.0%	$36,549,499

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.